Deposits	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Deposits	Deposits

	12/31/2025	12/31/2024
	Amortized cost	Amortized cost
Interest-bearing deposits	978,478	923,330
Savings	177,305	180,730
Interbank	11,530	7,224
Time deposits	789,643	735,376
Non-interest-bearing deposits	136,004	131,411
Demand	135,383	124,920
Other	621	6,491
Total	1,114,482	1,054,741
Current	527,366	526,152
Non-current	587,116	528,589